STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		102 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenues
Revenue	$ 0	$ 0	$ 0
Cost of Revenue	0	0	0
Gross Profit	0	0	0
Operating Expenses
Commissions & Consulting Fees	9,000	43,216	312,000
General & Administrative Costs	339,524	345,451	9,160,947
Mining Property Costs	591,926	265,137	1,672,351
Depreciation Expense	98,673	60,560	159,233
Impairment Expense	5,341	124,343	145,995
Accretion Expense	513	243	756
Professional Services	79,714	52,970	250,432
Total Operating Expenses	1,124,691	891,920	11,701,714
Net Operating Loss	(1,124,691)	(891,920)	(11,701,714)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500	103,500	227,744
Other Income from Mineral Claims	32,500	0	309,649
Interest Income	831	532	1,472
Interest Expense	(644,773)	(166,748)	(906,959)
Gain/Loss on Derivative Liability	(386,833)	0	(386,833)
Loss on Conversion of Debt	0	0	(137,000)
Bad Debt (Expense) / Recovery	982	(29,018)	(47,185)
Loss on Settlement	0	(62,095)	(62,095)
Other Expense	(2,222)	0	(2,222)
Realized Gain (Loss) on Investment	0	0	(97,109)
Net Other Income (Expenses)	(995,015)	(153,829)	(1,100,538)
Loss From Continuing Operations	(2,119,706)	(1,045,749)	(12,802,252)
Loss From Discontinued Operations	0	0	(673,596)
Net Loss	(2,119,706)	(1,045,749)	(13,475,848)
Unrealized Loss on Available For Sale Securities	(12,500)	0	(12,500)
Total Comprehensive Loss	$ (2,132,206)	$ (1,045,749)	$ (13,488,348)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)	99,799,411	91,479,959
Basic Net Gain (Loss) per Share (in Dollars per share)	$ (0.02)	$ (0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)	99,799,411	91,479,959
Diluted Net Gain (Loss) per Share (in Dollars per share)	$ (0.02)	$ (0.01)